Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets:
Allowance for credit losses		¥ 270,423		¥ 292,277
Lease liabilities		176,304		183,537
Trading securities		173,793		118,242
Derivative financial instruments		161,141		52,321
Premises and equipment		53,531		65,051
Available-for-sale securities		13,020		8,313
Net operating loss carryforwards	[1],[2]	168,387		183,410
Other		255,557		223,564
Deferred Tax Assets, Gross, Total		1,272,156		1,126,715
Valuation allowance		(198,800)	[1],[2]	(163,164)	[1],[2]	¥ (129,150)	¥ (165,278)
Deferred tax assets, net of valuation allowance		1,073,356		963,551
Deferred tax liabilities:
Investments		264,147		213,398
Prepaid pension cost and accrued pension liabilities		224,173		221,256
Right-of-use assets		169,353		176,591
Other		54,515		104,020
Deferred tax liabilities		712,188		715,265
Net deferred tax assets		¥ 361,168		¥ 248,286

[1]	The amount includes ¥26,633 million and ¥24,978 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2022 and 2023, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥24,675 million and ¥24,978 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥73,736 million and ¥49,393 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2022 and 2023, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥46,734 million and ¥43,488 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.